Related Party Transactions - Additional Information (Details) - CIK0001853021 Metals Acquisition Corp - USD ($)		3 Months Ended	10 Months Ended	12 Months Ended
	Jan. 09, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Oct. 31, 2022	May 24, 2022	May 06, 2022	Mar. 31, 2022	Sep. 03, 2021	Aug. 02, 2021
Related Party Transactions
Amount outstanding				$ 786,096
Interest expense		$ 40,842
Advances from related parties			$ 150,000
Outstanding balance of advances from related parties		0		0
Amount borrowed		701,400		786,096
Derivative warrant liabilities		$ 10,992,098	$ 8,440,008	$ 7,442,633
Class A Ordinary Shares
Related Party Transactions
Exercise price of warrants						$ 11.50			$ 11.50	$ 11.50
Warrants issued upon conversion of notes								14,373,564	14,373,564
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001						0.0001
Working capital loans warrant
Related Party Transactions
Amount outstanding		$ 0		$ 0
Price of warrant		$ 1.50		$ 1.50
Private Placement Warrants
Related Party Transactions
Working Capital Loans		$ 1,500,000		$ 1,500,000
Private Placement Warrants | Class A Ordinary Shares
Related Party Transactions
Price of warrant										$ 11.50
Number of shares per warrant										1
Promissory notes with related party | unsecured Promissory Note October 2022 And December 2022
Related Party Transactions
Difference between face value and present value of notes		68,744
Interest expense		40,842
Promissory notes with related party | Unsecured non-convertible promissory note
Related Party Transactions
Maximum borrowing capacity of related party promissory note		339,877
Amount outstanding		0
2023 Sponsor Convertible Note
Related Party Transactions
Derivative warrant liabilities	$ 101,960
2023 Sponsor Convertible Note | Class A Ordinary Shares
Related Party Transactions
Number of shares per warrant	1
Exercise price of warrants	$ 11.50
2023 Sponsor Convertible Note | Subsequent Event | Class A Ordinary Shares
Related Party Transactions
Number of shares per warrant	1
Exercise price of warrants	$ 11.50
Sponsor | Unsecured non-convertible promissory note
Related Party Transactions
Maximum borrowing capacity of related party promissory note		339,877
Amount outstanding		0
Sponsor | Private Placement Warrants
Related Party Transactions
Number of shares per warrant							1
Exercise price of warrants							$ 11.50
Amount borrowed		0		0
Sponsor | Promissory notes with related party | October 2022 Note
Related Party Transactions
Maximum borrowing capacity of related party promissory note					$ 300,000
Amount outstanding		300,000	$ 0	300,000
Sponsor | Promissory notes with related party | December 2022 Note
Related Party Transactions
Maximum borrowing capacity of related party promissory note				1,254,533
Amount outstanding		1,187,496	$ 0	$ 486,096
Sponsor | Convertible promissory note
Related Party Transactions
Maximum borrowing capacity of related party promissory note							$ 1,200,000
Price of warrant							$ 1.50
Loan conversion agreement warrant							$ 1,200,000
Amount borrowed		$ 1,200,000					$ 1,200,000
Sponsor | Convertible promissory note | Private Placement Warrants
Related Party Transactions
Conversion of convertible note into warrants						$ 1,200,000
Warrants issued upon conversion of notes	200,000					800,000
Sponsor | 2023 Sponsor Convertible Note
Related Party Transactions
Loan conversion agreement warrant	$ 300,000
Amount borrowed	300,000
Amount borrowed	$ 300,000
Sponsor | 2023 Sponsor Convertible Note | Class A Ordinary Shares
Related Party Transactions
Price of warrant	$ 1.50
Sponsor | 2023 Sponsor Convertible Note | Subsequent Event
Related Party Transactions
Loan conversion agreement warrant	$ 300,000
Amount borrowed	$ 300,000
Sponsor | 2023 Sponsor Convertible Note | Subsequent Event | Class A Ordinary Shares
Related Party Transactions
Price of warrant	$ 1.50
Sponsor | 2023 Sponsor Convertible Note | Private Placement Warrants
Related Party Transactions
Conversion of convertible note into warrants	$ 300,000
Warrants issued upon conversion of notes	200,000
Sponsor | 2023 Sponsor Convertible Note | Private Placement Warrants | Subsequent Event
Related Party Transactions
Conversion of convertible note into warrants	$ 300,000
Warrants issued upon conversion of notes	200,000